Accounts and Notes Receivable (Details 11) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Types of receivable:
Principal amount of receivable retail and other notes and finance leases in managed portfolio	$ 12,282	$ 11,874
Principal more than 30 days delinquent retail and other notes and finance leases in managed portfolio.	237	324
Credit loss retail and other notes and finance leases in managed portfolio	58	339
Principal amount of receivable wholesale in managed portfolio	5,835	5,215
Principal more than 30 days delinquent wholesale in managed portfolio.	24	45
Credit loss wholesale in managed portfolio	5	44
Principal amount of receivable in managed portfolio	18,117	17,089
Principal more than 30 days delinquent managed in managed portfolio	261	369
Credit loss in managed portfolio	63	383
Comprised of receivables:
Principal amount of receivable held in portfolio	15,772	14,636
Principal amount of receivable serviced for equipment operations	91	192
Principal amount of receivable serviced for joint ventures	2,012	1,841
Principal amount of receivable serviced for others under BNDES program	195	310
Principal Amount of Receivable Sold	47	110
Principal amount of receivable in managed portfolio	$ 18,117	$ 17,089